TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA       GEORGE DJURASOVIC
COLLEGE RETIREMENT AND EQUITIES FUND                        Counsel
730 Third Avenue                                            (212) 916-6182
New York, NY 10017-3206                                     (212) 916-5760 FAX
212 490-9000          800 842-2733



                                   May 2, 2002

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Rule 497(j) Filing for
         TIAA-CREF Life Separate Account VLI-1
         (File No. 333-62162)
         -------------------------------------

Commissioners:

On behalf of TIAA-CREF Life Insurance Company (the "Company") and TIAA-CREF Life Separate Account VLI-1 (the "Account"), pursuant to Rule 497(j) under the Securities Act of 1933, I certify that the form of prospectus dated May 1, 2002 that would have been filed pursuant to paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (212) 916-6218, or Mary E. Thornton of Sutherland Asbill & Brennan LLP at (202) 383-0698, if you have any questions or comments regarding this letter.

Sincerely,

/S/ GEORGE DJURASOVIC
---------------------------
    George Djurasovic

cc:  Mary E. Thornton, Esq.